Reserves for unpaid losses and loss adjustment expenses	9 Months Ended	12 Months Ended
	Sep. 30, 2018	Dec. 31, 2017
Reserves for unpaid losses and loss adjustment expenses
Reserves for unpaid losses and loss adjustment expenses

Note 5. Reserves for unpaid losses and loss adjustment expenses

The following table summarizes the loss and LAE reserve activities of Sirius Group for the three and nine months ended September 30, 2018 and 2017:

	Three Months Ended September 30,		Nine Months Ended September 30,
(Millions)	2018	2017	2018	2017
Gross beginning balance	$1,827.1	$1,659.3	$1,898.5	$1,620.1
Less beginning reinsurance recoverable on unpaid losses	(358.3)	(304.7)	(319.7)	(291.5)
Net loss and LAE reserve balance	1,468.8	1,354.6	1,578.8	1,328.6
Losses and LAE incurred relating to:
Current year losses	270.5	374.6	575.8	622.5
Prior years losses	(10.1)	(3.4)	(23.0)	4.1
Total net incurred losses and LAE	260.4	371.2	552.8	626.6
Foreign currency translation adjustment to net loss and LAE reserves	(5.4)	12.9	(20.9)	33.1
Acquisitions (See Note 3)	0.2	—	0.2	14.3
Accretion of fair value adjustment to net loss and LAE reserves	0.1	0.1	0.1	0.1
Loss and LAE paid relating to:
Current year losses	80.5	51.9	152.5	116.3
Prior years losses	101.6	105.1	416.5	304.6
Total loss and LAE payments	182.1	157.0	569.0	420.9
Net ending balance	1,542.0	1,581.8	1,542.0	1,581.8
Plus ending reinsurance recoverable on unpaid losses	349.0	334.9	349.0	334.9
Gross ending balance	$1,891.0	$1,916.7	$1,891.0	$1,916.7

Loss and LAE development - three months ended September 30, 2018

For the three months ended September 30, 2018, Sirius Group had net favorable loss reserve development of $10.1 million. The major reductions in loss reserve estimates were recorded in Runoff & Other ($10.6 million), Specialty & Casualty ($7.3 million), and Global A&H ($3.0 million). The reduction in Runoff & Other was primarily due to decreases in runoff casualty reserves from older accident years, whereas Specialty & Casualty was due to favorable loss reserve development across all business lines in more recent accident years. These reductions were partially offset by increases in Global Property loss reserve development of $10.8 million resulting from higher than expected reporting from recent accident years.

Loss and LAE development - three months ended September 30, 2017

For the three months ended September 30, 2017, Sirius Group had net favorable loss reserve development of $3.4 million. The major reductions in loss reserve estimates were recorded in Specialty & Casualty ($3.3 million) and Runoff & Other ($0.9 million). The reductions were partially offset by increases in Global Property ($0.4 million) and Global A&H ($0.4 million) loss reserve development.

Loss and LAE development - nine months ended September 30, 2018

For the nine months ended September 30, 2018, Sirius Group had net favorable loss reserve development of $23.0 million. The major reductions in loss reserve estimates were recorded in Runoff & Other ($22.6 million), Specialty & Casualty ($17.7 million), and Global A&H ($11.4 million). Favorable loss reserve development for Runoff & Other included a reduction in World Trade Center claims in response to revised information received by the Company in addition to favorable loss reserve development in runoff casualty reserves. In addition, Specialty & Casualty had favorable loss reserve development across all business lines, in particular Aviation & Space with $12.0 million. These reductions were partially offset by increases in Global Property loss reserve development of $28.7 million resulting from higher than expected reporting from recent accident years, including $7.4 million of increases from natural catastrophes, including the 2017 North American natural catastrophes. Also, in Other Property, there was loss deterioration from recent accident years reported in client account statements received, which accounted for the remainder of Global Property unfavorable loss reserve development in the nine months ended September 30, 2018.

Loss and LAE development - nine months ended September 30, 2017

During the nine months ended September 30, 2017, Sirius Group had net unfavorable loss reserve development of $4.1 million. The major increase in the loss reserve estimates were recorded in Runoff & Other ($19.2 million), as the Company increased its asbestos reserves by $59.3 million, which were offset by reductions of other runoff claims reserves of $40.1 million. The increase was mostly offset by reserve reductions in Specialty & Casualty ($9.2 million), Global A&H ($4.3 million), and Global Property ($1.6 million).

Note 5. Reserves for unpaid losses and loss adjustment expenses

Sirius Group establishes loss and LAE reserves that are estimates of future amounts needed to pay claims and related expenses for events that have already occurred. Sirius Group also obtains reinsurance whereby another reinsurer contractually agrees to indemnify Sirius Group for all or a portion of the reinsurance risks underwritten by Sirius Group. Such arrangements, where one reinsurer provides reinsurance to another reinsurer, are usually referred to as “retrocessional reinsurance” arrangements. Sirius Group establishes estimates of amounts recoverable from retrocessional reinsurance in a manner consistent with the loss and LAE liability associated with reinsurance contracts offered to its customers (the “ceding companies”), net of an allowance for uncollectible amounts. Net reinsurance loss reserves represent loss and LAE reserves reduced by retrocessional reinsurance recoverable on unpaid losses.

In addition to those factors which give rise to inherent uncertainties in establishing loss and LAE reserves, the inherent uncertainties of estimating such reserves are even greater for the reinsurer, due primarily to: (1) the claim‑tail for reinsurers and insurers working through MGUs being further extended because claims are first reported to either the original primary insurance company or the MGU and then through one or more intermediaries or reinsurers, (2) the diversity of loss development patterns among different types of reinsurance treaties, facultative contracts or direct insurance contracts, (3) the necessary reliance on the ceding companies, intermediaries, and MGUs for information regarding reported claims and (4) the differing reserving practices among ceding companies and MGUs.

As with insurance reserves, the process of estimating reinsurance reserves involves a considerable degree of judgment by management and, as of any given date, is inherently uncertain. Based on the above, such uncertainty may be larger relative to the reserves for a company that principally writes reinsurance compared to an insurance company, and certainty may take a longer time to emerge.

Upon notification of a loss from an insured (typically a ceding company), Sirius Group establishes case reserves, including LAE reserves, based upon Sirius Group’s share of the amount of reserves reported by the insured and Sirius Group’s independent evaluation of the loss. In cases where available information indicates that reserves reported by a ceding company are inadequate or excessive, Sirius Group establishes case reserves or incurred but not reported (“IBNR”) in excess of or below its share of the reserves reported by the ceding company. Also, in certain instances, Sirius Group may decide not to establish case reserves or IBNR, when the information available indicates that reserves established by ceding companies are not adequately supported. In addition, specific claim information reported by insureds or obtained through claim audits can alert management to emerging trends such as changing legal interpretations of coverage and liability, claims from unexpected sources or classes of business, and significant changes in the frequency or severity of individual claims where customary. Generally, ceding company audits are not customary outside the United States. This information is often used to supplement estimates of IBNR.

Generally, initial actuarial estimates of IBNR reserves not related to a specific event are based on the loss ratio method applied to each class of business. Sirius Group regularly reviews the adequacy of its recorded reserves by using a variety of generally accepted actuarial methods, including historical incurred and paid loss development methods. Estimates of the initial expected ultimate losses involve management judgment and are based on historical information for that class of business, which includes loss ratios, market conditions, changes in pricing and conditions, underwriting changes, changes in claims emergence, and other factors that may influence expected ultimate losses. If actual loss activity differs substantially from expectations, an adjustment to recorded reserves may be warranted. As time passes, loss reserve estimates for a given year will rely more on actual loss activity and historical patterns than on initial assumptions.

The actuarial methods are used to calculate a point estimate of loss and LAE reserves for each company within Sirius Group. These point estimates are then aggregated to produce an actuarial point estimate for Sirius Group. Once a point estimate is established, Sirius Group’s actuaries estimate loss reserve ranges to measure the sensitivity of the actuarial assumptions used to set the point estimates. These ranges are calculated from historical variations in loss ratios, payment, and reporting patterns by class and type of business. Management then establishes an estimate for the carried loss and LAE reserves shown in the financial statement. The management selection is within the range of loss reserve estimates provided by Sirius Group’s actuaries.

Loss and Loss Adjustment Expense Reserve Summary

The following table summarizes the loss and LAE reserve activities of Sirius Group for the years ended December 31, 2017, 2016, and 2015:

	2017	2016	2015
	(Millions)
Gross beginning balance	$1,620.1	$1,644.4	$1,809.8
Less beginning reinsurance recoverable on unpaid losses	(291.5)	(283.1)	(322.2)
Net loss and LAE reserve balance	1,328.6	1,361.3	1,487.6
Loss and LAE reserves acquired(1)	14.3	9.8	—
Losses and LAE incurred relating to:
Current year losses	811.8	583.0	473.9
Prior years losses	(0.6)	(63.7)	(51.2)
Total net incurred losses and LAE	811.2	519.3	422.7
Accretion of fair value adjustment to net loss and LAE reserves	0.1	0.5	0.7
Foreign currency translation adjustment to net loss and LAE reserves	36.8	(14.0)	(27.2)
Loss and LAE paid relating to:
Current year losses	222.8	207.6	162.4
Prior years losses	389.5	340.7	360.1
Total loss and LAE payments	612.3	548.3	522.5
Net ending balance	1,578.8	1,328.6	1,361.3
Plus ending reinsurance recoverable on unpaid losses	319.7	291.5	283.1
Gross ending balance	$1,898.5	$1,620.1	$1,644.4
(1)	Loss and LAE reserves acquired in 2017 relate to Sirius Group’s purchase of IMG; 2016 relates to Sirius Group’s purchase of Mount Beacon.

Loss and LAE development—2017

During the year ended December 31, 2017, Sirius Group had net favorable prior year loss reserve development of $0.6 million. During 2017, Sirius Group strengthened its asbestos loss reserves by $59.0 million, which was offset by reductions of other runoff claims reserves of $45.7 million, which is reflected in the Runoff & Other segment. The Specialty & Casualty segment had net favorable prior year loss development of $12.1 million, which is comprised of the Marine ($5.4 million), Trade credit ($4.2 million), Aviation & Space ($1.7 million), and Contingency ($0.8 million) operating segments.

Loss and LAE development—2016

During the year ended December 31, 2016, Sirius Group had net favorable prior year loss reserve development of $63.7 million. The major reductions in loss reserve estimates were recognized in the Global Property ($26.8 million) and Specialty & Casualty ($24.8 million) segments. The decrease in Global Property was driven by Other Property ($23.4 million) due primarily to reductions in the ultimate loss estimates for natural catastrophes that occurred between 2010 and 2015 due to lower than expected claims activity. The decrease in Specialty & Casualty was mainly due to Aviation & Space and Marine with decreases of $11.5 million and $7.2 million, respectively. Asbestos losses of $13.6 million in 2016 were offset by other long tail favorable loss reserve development in Runoff & Other.

Loss and LAE development—2015

During the year ended December 31, 2015, Sirius Group had net favorable prior year loss reserve development of $51.2 million. The major reductions in loss reserve estimates were recognized in the Global Property ($27.0 million) and Specialty & Casualty ($7.9 million) segments. The decrease in Global Property was driven primarily by reductions in the ultimate loss estimates for natural catastrophes that occurred between 2010 and 2014 due to less than expected claims activity for Other Property ($16.7 million) and Property Catastrophe Excess ($8.9 million). The decrease in Specialty & Casualty was mainly due to Aviation & Space ($5.9 million).

Fair value adjustment to loss and LAE reserves

In connection with purchase accounting for acquisitions, Sirius Group is required to adjust loss and LAE reserves and the related reinsurance recoverables to fair value on their respective acquired balance sheets. The net reduction to loss and LAE reserves is being recognized through an income statement charge ratably with and over the period the claims are settled and is recorded within General and administrative expenses. Sirius Group recognized $0.1 million, $0.5 million, and $0.7 million of such charges during 2017, 2016, and 2015, respectively. As of December 31, 2017, the pre‑tax un‑accreted adjustment was $2.8 million.

Asbestos and Environmental Loss and Loss Adjustment Expense Reserve Activity

In the Runoff & Other segment, Sirius Group’s reserves include provisions made for claims that assert damages from asbestos and environmental (“A&E”) related exposures primarily at Sirius America. Asbestos claims relate primarily to injuries asserted by those who came in contact with asbestos or products containing asbestos. Environmental claims relate primarily to pollution and related clean‑up cost obligations, particularly as mandated by U.S. federal and state environmental protection agencies. In addition to the factors described above regarding the reserving process, Sirius Group estimates its A&E reserves based upon, among other factors, facts surrounding reported cases and exposures to claims, such as policy limits and deductibles, current law, past and projected claim activity, and past settlement values for similar claims, as well as analysis of industry studies and events, such as recent settlements and asbestos‑related bankruptcies. The cost of administering A&E claims, which is an important factor in estimating loss reserves, tends to be higher than in the case of non‑A&E claims due to the higher legal costs typically associated with A&E claims.

Sirius Group’s A&E exposure is primarily from reinsurance contracts written between 1974 through 1985 by acquired companies, mainly MONY Reinsurance Company, which was acquired in 1991, and Christiania General Insurance Company, which was acquired in 1996. The exposures are mostly higher layer excess of loss treaty and facultative coverages with relatively low limits exposed for each claim.

The acquisition of companies having modest portfolios of A&E exposure has been typical of several prior Sirius Global Solutions transactions and is likely to be an element of at least some future acquisitions. However, the acquisition of new A&E liabilities is undertaken only after careful due diligence and utilizing conservative reserving assumptions in relation to industry benchmarks. In the case of portfolios acquired previously, the exposures arise almost entirely from old assumed reinsurance contracts having small limits of liability.

Sirius Group recorded an increase of $59.0 million, an increase of $13.6 million, and a decrease of $0.5 million of asbestos‑related incurred losses and LAE on its asbestos reserves in 2017, 2016, and 2015, respectively. The 2017 incurred losses were primarily a result of an in‑depth analysis of Sirius Group’s loss reserves undertaken in the second quarter. The 2016 incurred losses were primarily the result of management’s monitoring of a variety of metrics including actual paid and reported claims activity.

Sirius Group recorded $6.1 million, $0.4 million, and $3.0 million of environmental losses in 2017, 2016, and 2015, respectively, on its already existing reserves.

Sirius Group’s net reserves for A&E losses were $220.6 million and $180.3 million as of December 31, 2017 and 2016, respectively. Sirius Group’s asbestos three‑year net paid survival ratio was approximately 10.2 years and 8.8 years as of December 31, 2017 and 2016, respectively. Sirius Group’s environmental three‑year net paid survival ratio was approximately 4.3 years and 4.8 years as of December 31, 2017 and 2016, respectively.

Sirius Group’s reserves for A&E losses as of December 31, 2017 represent management’s best estimate of its ultimate liability based on information currently available. However, as case law expands, medical and clean‑up costs increase, and industry settlement practices change, Sirius Group may be subject to asbestos and environmental losses beyond currently estimated amounts. Sirius Group cannot reasonably estimate at the present time loss reserve additions arising from any such future adverse developments and cannot be sure that allocated loss reserves will be sufficient to cover additional liability arising from any such adverse developments.

The following table summarizes reported A&E loss and LAE reserve activities (gross and net of reinsurance) for the years ended December 31, 2017, 2016, and 2015:

	2017		2016		2015
	Gross	Net	Gross	Net	Gross	Net
	(Millions)
Asbestos:
Beginning balance	$187.0	$166.4	$193.5	$172.9	$215.8	$192.8
Incurred losses and LAE	96.9	59.0	15.3	13.6	(0.3)	(0.5)
Paid losses and LAE	(24.7)	(20.8)	(21.8)	(20.1)	(22.0)	(19.4)
Ending balance	259.2	204.6	187.0	166.4	193.5	172.9
Environmental:
Beginning balance	18.5	13.9	21.5	16.8	22.7	17.4
Incurred losses and LAE	2.9	6.1	0.4	0.4	3.0	3.0
Paid losses and LAE	(4.7)	(4.0)	(3.4)	(3.3)	(4.2)	(3.6)
Ending balance	16.7	16.0	18.5	13.9	21.5	16.8
Total asbestos and environmental:
Beginning balance	205.5	180.3	215.0	189.7	238.5	210.2
Incurred losses and LAE	99.8	65.1	15.7	14.0	2.7	2.5
Paid losses and LAE	(29.4)	(24.8)	(25.2)	(23.4)	(26.2)	(23.0)
Ending balance	$275.9	$220.6	$205.5	$180.3	$215.0	$189.7

Net loss reserves by type

The following tables present Sirius Group’s loss and LAE reserves, net of reinsurance, by type at December 31, 2017 and 2016:

	2017	2016
	(Millions)
Case Reserve	$833.9	$738.3
IBNR Reserve	744.9	590.3
Loss and loss adjustment expense reserves, net of reinsurance	$1,578.8	$1,328.6

Reconciliation of liabilities for unpaid loss and LAE

The following table summarizes the ending liabilities for unpaid loss and LAE, net of reinsurance for each of Sirius Group’s segments and start up lines of business as of December 31, 2017:

As of
Liabilities for unpaid loss and LAE, net of reinsurance	December 31, 2017
(Millions)
Unpaid and allocated LAE reserves, net of reinsurance
Other Property	$432.6
Property Catastrophe Excess	161.4
Agriculture	45.6
Accident & Health	155.8
Aviation & Space	93.8
Trade credit	39.2
Marine	79.9
Contingency	11.6
Casualty	15.5
Runoff & Other	505.2
Total unpaid and allocated LAE reserves, net of reinsurance	1,540.6
Unallocated LAE	38.2
Total unpaid loss and LAE reserves, net of reinsurance	1,578.8
Reinsurance recoverable on unpaid losses
Other Property	61.0
Property Catastrophe Excess	40.1
Agriculture	2.8
Accident & Health	45.6
Aviation & Space	22.9
Trade credit	14.0
Marine	17.5
Contingency	2.6
Casualty	—
Runoff & Other	113.2
Total reinsurance recoverable on unpaid losses	319.7
Total unpaid loss and LAE reserves	$1,898.5

The following table groupings, reflecting the Other Property, Property Catastrophe Excess, Agriculture, Accident & Health, Aviation & Space, Trade credit, Marine, Contingency, Casualty, and Runoff & Other lines of business include three sections.

The first table (top section of grouping) presents, for each of the previous 10 accident years (1) cumulative total undiscounted incurred loss and allocated LAE, net of reinsurance, as of each of the previous 10 year‑end evaluations, (2) total IBNR plus expected development on reported claims as of December 31, 2017, and (3) the cumulative number of reported claims as of December 31, 2017. The net reserves for losses and loss expenses related to the acquisitions described in Note 3 have been incorporated within the ten year short duration tables on a prospective basis. Sirius Group provides treaty reinsurance products for a significant portion and across all lines of its business. Sirius Group does not receive or maintain claims count information associated with its reserved claims. As such, Sirius Group has determined that it is impracticable to provide this information.

The second table (middle section grouping) presents cumulative paid loss and allocated LAE, net of reinsurance for each of the previous 10 accident years, as of each of the previous 10 year‑end evaluations. Also included in this table is a calculation of the liability for loss and allocated LAE as of December 31, 2017 which is then included in the reconciliation to the consolidated balance sheet presented above. The liability as of December 31, 2017 is calculated as the cumulative incurred loss and allocated LAE from the first table less the cumulative paid loss and allocated from the second table, plus any outstanding liabilities from accident years prior to 2008.

The third table (bottom section of grouping) is supplementary information about the average historical claims duration as of December 31, 2017. It shows the weighted average annual percentage payout of incurred loss and allocated LAE by accident year as of each age. For example, the first column is calculated as the incremental paid loss and allocated LAE in the first calendar year for each given accident year (e.g. calendar year 2009 for accident year 2009, calendar year 2010 for accident year 2010) divided by the cumulative incurred loss and allocated LAE as of December 31, 2017 for that accident year. The resulting ratios are weighted together using cumulative incurred loss and allocated LAE as of December 31, 2017.

Other Property

Incurred losses and allocated loss adjustment expenses, net of reinsurance
	Year ended December 31,										December 31, 2017
											Total IBNR
											liabilities
											plus
											expected	Cumulative
											development	number of
	2008	2009	2010	2011	2012	2013	2014	2015	2016		on reported	reported
Accident Year	Unaudited	Unaudited	Unaudited	Unaudited	Unaudited	Unaudited	Unaudited	Unaudited	Unaudited	2017	claims	claims
	(Millions)
2008	199.9	202.3	179.6	173.6	173.5	173.6	172.8	173.1	172.4	171.7	0.4	NA
2009		117.3	107.7	97.3	93.3	93.2	92.1	94.9	93.7	91.9	0.3	NA
2010			156.0	153.4	144.7	145.6	140.6	139.6	138.8	137.1	1.6	NA
2011				162.3	149.8	140.3	132.3	130.3	130.9	131.0	0.4	NA
2012					166.3	152.4	147.3	142.7	137.9	135.9	2.1	NA
2013						139.7	135.7	124.5	120.7	120.6	0.5	NA
2014							126.7	129.1	126.1	126.6	2.9	NA
2015								145.4	137.0	139.1	2.6	NA
2016									193.3	212.8	15.6	NA
2017										338.8	156.0	NA
									Total	1,605.5

Other Property

Cumulative paid losses and allocated loss adjustment expenses, net of reinsurance
	Year ended December 31,
	2008	2009	2010	2011	2012	2013	2014	2015	2016
Accident Year	Unaudited	Unaudited	Unaudited	Unaudited	Unaudited	Unaudited	Unaudited	Unaudited	Unaudited	2017
	(Millions)
2008	39.1	111.4	143.0	157.1	165.9	170.0	170.5	170.5	170.5	170.5
2009		22.6	59.9	79.1	85.8	90.0	91.1	90.9	91.6	91.6
2010			31.0	89.4	116.6	124.5	129.6	131.8	132.3	132.4
2011				27.4	81.0	105.2	118.3	124.4	126.9	129.6
2012					20.5	86.7	109.9	118.3	121.7	127.1
2013						28.0	73.7	99.0	105.7	109.4
2014							19.4	71.2	98.7	107.5
2015								31.5	95.3	117.5
2016									32.1	130.6
2017										59.3
	Total									1,175.5
	All outstanding liabilities before 2008, net of reinsurance									2.6
	Liabilities for loss and loss adjustment expenses, net of reinsurance									432.6

Other Property

Average annual percentage payout of incurred losses and allocated LAE by age, net of reinsurance
Years	1	2	3	4	5	6	7	8	9	10
	19.4%	43.2%	19.0%	7.2%	4.0%	2.3%	0.7%	0.2%	0.0%	0.0%

Property Catastrophe Excess

Incurred losses and allocated loss adjustment expenses, net of reinsurance
	Year ended December 31,										December 31, 2017
											Total IBNR
											liabilities
											plus
											expected	Cumulative
											development	number of
	2008	2009	2010	2011	2012	2013	2014	2015	2016		on reported	reported
Accident Year	Unaudited	Unaudited	Unaudited	Unaudited	Unaudited	Unaudited	Unaudited	Unaudited	Unaudited	2017	claims	claims
	(Millions)
2008	80.7	82.2	79.1	82.9	81.6	81.5	77.2	77.1	77.2	77.2	—	NA
2009		51.2	52.1	50.7	49.7	48.8	48.1	47.8	47.8	47.9	(0.1)	NA
2010			137.8	135.6	133.0	132.1	124.7	123.8	123.3	122.7	(0.2)	NA
2011				149.1	154.2	143.6	121.8	118.2	117.4	117.3	0.1	NA
2012					71.5	59.8	53.2	51.2	51.7	46.8	0.1	NA
2013						78.5	85.2	81.9	81.4	80.5	0.1	NA
2014							59.5	61.1	58.1	58.0	0.6	NA
2015								29.0	31.4	29.0	0.1	NA
2016									51.2	49.0	3.2	NA
2017										107.4	46.0	NA
									Total	735.8

Property Catastrophe Excess

Cumulative paid losses and allocated loss adjustment expenses, net of reinsurance
	Year ended December 31,
	2008	2009	2010	2011	2012	2013	2014	2015	2016
Accident Year	Unaudited	Unaudited	Unaudited	Unaudited	Unaudited	Unaudited	Unaudited	Unaudited	Unaudited	2017
	(Millions)
2008	25.1	54.9	65.7	73.4	76.7	76.8	77.0	77.1	77.1	77.2
2009		7.4	32.4	41.1	44.1	45.2	45.5	45.6	45.8	45.8
2010			50.1	91.4	104.2	109.4	112.9	115.4	119.3	119.2
2011				15.9	54.6	96.3	115.5	115.9	116.4	117.3
2012					2.8	26.7	36.4	41.1	42.0	43.9
2013						11.7	51.6	65.0	70.2	71.6
2014							9.9	38.0	44.5	50.4
2015								1.8	9.9	17.9
2016									10.4	26.0
2017										13.3
									Total	582.6
	All outstanding liabilities before 2008, net of reinsurance									8.2
	Liabilities for loss and loss adjustment expenses, net of reinsurance									161.4

Property Catastrophe Excess

Average annual percentage payout of incurred losses and allocated LAE by age, net of reinsurance
Years	1	2	3	4	5	6	7	8	9	10
	20.2%	39.8%	19.3%	9.3%	2.2%	1.3%	1.4%	0.1%	0.0%	0.1%

Agriculture

Incurred losses and allocated loss adjustment expenses, net of reinsurance
	Year ended December 31,										December 31, 2017
											Total IBNR
											liabilities
											plus
											expected	Cumulative
											development	number of
	2008	2009	2010	2011	2012	2013	2014	2015	2016		on reported	reported
Accident Year	Unaudited	Unaudited	Unaudited	Unaudited	Unaudited	Unaudited	Unaudited	Unaudited	Unaudited	2017	claims	claims
	(Millions)
2008	21.4	26.0	25.8	25.8	25.8	26.3	26.3	26.2	(26.2)	26.2	—	NA
2009		11.9	9.9	8.7	8.7	8.5	8.5	8.5	8.5	8.5	—	NA
2010			12.9	10.9	11.0	10.8	10.8	10.8	10.8	10.8	(0.3)	NA
2011				21.6	21.6	21.8	21.8	21.7	21.7	21.7	—	NA
2012					41.0	45.8	45.8	45.7	47.0	47.0	(0.3)	NA
2013						9.2	11.0	13.1	13.2	13.0	(0.1)	NA
2014							9.7	8.2	8.4	8.9	0.2	NA
2015								7.1	9.2	9.6	0.1	NA
2016									34.1	31.5	2.2	NA
2017										51.3	33.4	NA
									Total	228.5

Agriculture

Cumulative paid losses and allocated loss adjustment expenses, net of reinsurance
	Year ended December 31,
	2008	2009	2010	2011	2012	2013	2014	2015	2016
Accident Year	Unaudited	Unaudited	Unaudited	Unaudited	Unaudited	Unaudited	Unaudited	Unaudited	Unaudited	2017
	(Millions)
2008	1.8	25.3	25.8	25.8	25.8	26.4	26.3	26.2	26.2	26.2
2009		2.2	9.0	8.6	8.6	8.4	8.5	8.5	8.5	8.5
2010			0.5	10.7	10.9	10.7	10.7	10.7	10.8	10.7
2011				1.1	21.4	21.7	21.7	21.7	21.7	21.7
2012					19.0	45.4	45.7	45.6	47.0	47.0
2013						7.1	10.8	12.9	13.2	13.0
2014							6.5	8.1	8.8	8.8
2015								1.5	8.1	9.2
2016									10.2	28.8
2017										9.6
									Total	183.5
	All outstanding liabilities before 2008, net of reinsurance									0.6
	Liabilities for loss and loss adjustment expenses, net of reinsurance									45.6

Agriculture

Average annual percentage payout of incurred losses and allocated LAE by age, net of reinsurance
Years	1	2	3	4	5	6	7	8	9	10
	26.1%	66.3%	3.2%	0.0%	0.7%	0.6%	0.0%	(0.2)%	(0.1)%	0.0%

Accident & Health

Incurred losses and allocated loss adjustment expenses, net of reinsurance
	Year ended December 31,										December 31, 2017
											Total IBNR
											liabilities
											plus
											expected	Cumulative
											development	number of
	2008	2009	2010	2011	2012	2013	2014	2015	2016		on reported	reported
Accident Year	Unaudited	Unaudited	Unaudited	Unaudited	Unaudited	Unaudited	Unaudited	Unaudited	Unaudited	2017	claims	claims
	(Millions)
2008	76.5	86.6	84.1	80.7	80.0	79.9	79.8	79.8	79.9	79.8	—	NA
2009		86.6	84.4	81.5	79.3	79.1	79.1	79.1	79.2	79.1	0.1	NA
2010			118.7	126.2	123.8	123.0	122.7	122.7	122.7	122.6	(0.2)	NA
2011				161.6	177.4	173.0	172.4	172.3	172.3	172.2	(0.6)	NA
2012					164.3	161.1	148.8	148.1	147.8	147.7	(0.7)	NA
2013						126.5	124.3	119.8	119.2	118.6	0.7	NA
2014							131.6	132.7	131.1	131.0	2.3	NA
2015								154.4	150.2	146.7	2.3	NA
2016									177.2	191.6	16.4	NA
2017										178.8	62.8	NA
									Total	1,368.1

Accident & Health

Cumulative paid losses and allocated loss adjustment expenses, net of reinsurance
	Year ended December 31,
	2008	2009	2010	2011	2012	2013	2014	2015	2016
Accident Year	Unaudited	Unaudited	Unaudited	Unaudited	Unaudited	Unaudited	Unaudited	Unaudited	Unaudited	2017
	(Millions)
2008	30.9	65.7	74.2	77.1	78.3	79.5	79.6	79.6	79.7	79.7
2009		27.7	67.9	76.4	77.9	78.8	78.9	78.9	79.1	79.1
2010			53.3	102.7	119.8	122.0	122.3	122.4	122.5	122.5
2011				71.4	139.6	166.5	171.5	171.9	172.1	172.0
2012					72.5	137.0	147.0	147.4	147.6	147.6
2013						54.7	104.5	115.0	116.4	117.7
2014							59.5	111.7	125.3	127.0
2015								76.0	130.8	142.3
2016									98.5	131.7
2017										96.6
									Total	1,216.2
	All outstanding liabilities before 2008, net of reinsurance									3.9
	Liabilities for loss and loss adjustment expenses, net of reinsurance									155.8

Accident & Health

Average annual percentage payout of incurred losses and allocated LAE by age, net of reinsurance
Years	1	2	3	4	5	6	7	8	9	10
	46.9%	37.6%	10.7%	1.8%	0.6%	0.3%	0.0%	0.1%	0.0%	0.0%

Aviation & Space

Incurred losses and allocated loss adjustment expenses, net of reinsurance
	Year ended December 31,										December 31, 2017
											Total IBNR
											liabilities
											plus
											expected	Cumulative
											development	number of
	2008	2009	2010	2011	2012	2013	2014	2015	2016		on reported	reported
Accident Year	Unaudited	Unaudited	Unaudited	Unaudited	Unaudited	Unaudited	Unaudited	Unaudited	Unaudited	2017	claims	claims
	(Millions)
2008	19.0	30.4	33.4	34.1	35.0	34.7	34.1	33.6	33.5	33.4	(0.3)	NA
2009		30.9	34.1	35.4	37.3	35.6	35.5	34.6	32.2	32.3	(0.5)	NA
2010			42.7	47.9	47.6	45.1	43.6	42.7	42.5	42.0	(1.1)	NA
2011				47.0	42.5	38.1	36.1	34.8	34.7	35.9	(1.1)	NA
2012					35.7	34.4	30.3	28.4	28.6	29.7	(1.0)	NA
2013						40.7	36.6	33.6	32.3	33.2	0.1	NA
2014							36.0	38.6	35.4	34.6	4.0	NA
2015								39.8	36.2	40.3	2.7	NA
2016									32.4	32.9	4.3	NA
2017										34.2	14.9	NA
									Total	348.5

Aviation & Space

Cumulative paid losses and allocated loss adjustment expenses, net of reinsurance
	Year ended December 31,
	2008	2009	2010	2011	2012	2013	2014	2015	2016
Accident Year	Unaudited	Unaudited	Unaudited	Unaudited	Unaudited	Unaudited	Unaudited	Unaudited	Unaudited	2017
	(Millions)
2008	5.7	10.7	18.4	25.3	27.8	30.1	31.3	31.5	33.1	33.4
2009		7.9	16.6	21.6	26.6	27.8	28.8	31.9	31.4	32.3
2010			12.0	22.3	31.9	36.6	38.2	39.3	40.2	40.4
2011				10.2	22.8	28.7	31.7	32.9	34.2	35.0
2012					7.6	18.5	22.7	24.7	27.4	28.4
2013						13.6	20.0	24.2	26.9	28.7
2014							8.1	18.1	23.9	26.5
2015								10.6	21.4	27.4
2016									7.9	19.9
2017										9.1
									Total	281.1
	All outstanding liabilities before 2008, net of reinsurance									26.4
	Liabilities for loss and loss adjustment expenses, net of reinsurance									93.8

Aviation & Space

Average annual percentage payout of incurred losses and allocated LAE by age, net of reinsurance
Years	1	2	3	4	5	6	7	8	9	10
	26.6%	27.5%	17.2%	11.2%	5.4%	3.8%	4.2%	0.0%	3.6%	0.7%

Trade credit

Incurred losses and allocated loss adjustment expenses, net of reinsurance
	Year ended December 31,										December 31, 2017
											Total IBNR
											liabilities
											plus
											expected	Cumulative
											development	number of
	2008	2009	2010	2011	2012	2013	2014	2015	2016		on reported	reported
Accident Year	Unaudited	Unaudited	Unaudited	Unaudited	Unaudited	Unaudited	Unaudited	Unaudited	Unaudited	2017	claims	claims
	(Millions)
2008	9.5	14.3	15.4	15.4	15.3	14.8	15.0	14.8	14.8	14.9	(0.1)	NA
2009		9.4	10.0	9.8	9.6	9.4	9.4	9.3	9.2	9.3	(0.1)	NA
2010			14.7	12.8	9.9	10.1	10.2	10.0	10.0	10.1	(0.1)	NA
2011				30.3	30.1	28.4	28.1	28.1	27.5	27.4	(0.1)	NA
2012					35.8	35.0	33.1	33.3	32.9	32.9	(1.2)	NA
2013						30.7	29.2	28.2	28.0	28.6	0.1	NA
2014							23.6	23.5	24.3	22.2	1.8	NA
2015								20.9	20.4	19.8	0.5	NA
2016									16.0	13.6	2.1	NA
2017										19.7	10.0	NA
									Total	198.5

Trade credit

Cumulative paid losses and allocated loss adjustment expenses, net of reinsurance
	Year ended December 31,
	2008	2009	2010	2011	2012	2013	2014	2015	2016
Accident Year	Unaudited	Unaudited	Unaudited	Unaudited	Unaudited	Unaudited	Unaudited	Unaudited	Unaudited	2017
	(Millions)
2008	2.6	7.5	13.3	14.1	14.5	14.5	14.7	14.8	14.8	14.9
2009		3.4	7.8	8.7	9.0	9.1	9.2	9.3	9.3	9.3
2010			1.8	5.4	8.0	8.9	9.3	9.4	9.7	9.7
2011				6.7	18.0	24.3	25.5	26.5	26.8	26.6
2012					15.3	27.6	31.9	32.7	33.1	32.9
2013						12.0	20.5	23.6	24.8	25.2
2014							8.1	14.1	18.3	19.7
2015								4.7	12.6	16.2
2016									4.7	9.2
2017										3.1
									Total	166.8
	All outstanding liabilities before 2008, net of reinsurance									7.5
	Liabilities for loss and loss adjustment expenses, net of reinsurance									39.2

Trade credit

Average annual percentage payout of incurred losses and allocated LAE by age, net of reinsurance
Years	1	2	3	4	5	6	7	8	9	10
	31.4%	35.4%	18.6%	4.6%	2.1%	0.5%	0.3%	0.4%	0.2%	0.5%

Marine

Incurred losses and allocated loss adjustment expenses, net of reinsurance
	Year ended December 31,										December 31, 2017
											Total IBNR
											liabilities
											plus
											expected	Cumulative
											development	number of
	2008	2009	2010	2011	2012	2013	2014	2015	2016		on reported	reported
Accident Year	Unaudited	Unaudited	Unaudited	Unaudited	Unaudited	Unaudited	Unaudited	Unaudited	Unaudited	2017	claims	claims
	(Millions)
2008	46.2	52.5	56.0	50.9	49.9	48.2	47.8	47.8	47.1	46.9	—	NA
2009		27.9	25.7	24.6	24.3	23.9	23.9	24.0	23.6	23.9	—	NA
2010			32.7	35.5	33.0	32.7	32.8	32.4	31.1	30.8	0.4	NA
2011				37.3	33.3	30.9	31.5	32.5	31.8	32.0	(0.3)	NA
2012					27.7	33.8	36.4	37.8	38.2	37.1	0.9	NA
2013						23.8	20.9	19.7	18.6	18.4	0.2	NA
2014							23.7	21.9	19.9	18.6	0.9	NA
2015								30.2	32.5	30.2	0.9	NA
2016									28.7	29.7	5.0	NA
2017										38.1	20.2	NA
									Total	305.7

Marine

Cumulative paid losses and allocated loss adjustment expenses, net of reinsurance
	Year ended December 31,
	2008	2009	2010	2011	2012	2013	2014	2015	2016
Accident Year	Unaudited	Unaudited	Unaudited	Unaudited	Unaudited	Unaudited	Unaudited	Unaudited	Unaudited	2017
	(Millions)
2008	11.5	26.0	37.8	41.4	43.3	45.1	45.4	45.8	45.9	46.2
2009		3.6	12.6	17.7	20.1	22.0	22.9	23.1	23.3	23.3
2010			5.1	12.4	17.4	19.8	21.6	27.0	27.8	28.8
2011				4.4	14.6	21.9	25.4	28.2	29.0	29.5
2012					5.3	14.9	24.4	27.3	29.4	31.3
2013						2.9	9.5	12.8	14.3	14.7
2014							4.2	10.4	14.0	15.3
2015								4.4	12.0	22.4
2016									6.9	17.7
2017										7.4
									Total	236.6
	All outstanding liabilities before 2008, net of reinsurance									10.8
	Liabilities for loss and loss adjustment expenses, net of reinsurance									79.9

Marine

Average annual percentage payout of incurred losses and allocated LAE by age, net of reinsurance
Years	1	2	3	4	5	6	7	8	9	10
	18.2%	30.6%	23.5%	8.5%	5.8%	6.4%	1.3%	1.5%	0.3%	0.6%

Contingency

Incurred losses and allocated loss adjustment expenses, net of reinsurance
	Year ended December 31,										December 31, 2017
											Total IBNR
											liabilities
											plus
											expected	Cumulative
											development	number of
	2008	2009	2010	2011	2012	2013	2014	2015	2016		on reported	reported
Accident Year	Unaudited	Unaudited	Unaudited	Unaudited	Unaudited	Unaudited	Unaudited	Unaudited	Unaudited	2017	claims	claims
	(Millions)
2008	3.6	4.3	3.7	3.8	3.8	3.8	3.8	3.7	3.7	3.7	—	NA
2009		6.9	6.4	6.3	6.3	6.3	6.3	6.3	6.3	6.4	—	NA
2010			5.7	6.1	4.7	4.6	4.4	4.2	4.2	4.2	—	NA
2011				8.0	7.3	6.8	6.7	6.8	6.8	6.8	0.1	NA
2012					9.9	8.8	8.9	8.7	8.5	8.3	(0.1)	NA
2013						5.5	4.3	3.6	3.6	3.6	0.2	NA
2014							4.2	7.1	5.3	4.8	0.2	NA
2015								10.1	9.8	9.2	0.3	NA
2016									18.6	19.0	1.1	NA
2017										9.9	4.2	NA
									Total	75.9

Contingency

Cumulative paid losses and allocated loss adjustment expenses, net of reinsurance
	Year ended December 31,
	2008	2009	2010	2011	2012	2013	2014	2015	2016
Accident Year	Unaudited	Unaudited	Unaudited	Unaudited	Unaudited	Unaudited	Unaudited	Unaudited	Unaudited	2017
	(Millions)
2008	2.1	3.3	3.5	3.6	3.6	3.6	3.6	3.7	3.6	3.7
2009		4.9	5.9	6.2	6.2	6.2	6.2	6.3	6.3	6.4
2010			1.9	3.5	3.6	3.6	4.0	4.2	4.2	4.2
2011				2.1	5.9	6.7	6.6	6.7	6.7	6.7
2012					5.5	7.4	8.7	8.7	8.5	8.3
2013						1.9	3.1	3.3	3.3	3.3
2014							1.7	3.7	4.5	4.6
2015								2.9	7.3	7.9
2016									12.6	16.1
2017										3.1
									Total	64.3
	All outstanding liabilities before 2008, net of reinsurance									—
	Liabilities for loss and loss adjustment expenses, net of reinsurance									11.6

Contingency

Average annual percentage payout of incurred losses and allocated LAE by age, net of reinsurance
Years	1	2	3	4	5	6	7	8	9	10
	50.8%	31.5%	8.9%	0.5%	0.9%	0.0%	0.6%	0.5%	0.6%	0.7%

Casualty

Incurred losses and allocated loss adjustment expenses, net of reinsurance
	Year ended December 31,										December 31, 2017
											Total IBNR
											liabilities
											plus
											expected	Cumulative
											development	number of
	2008	2009	2010	2011	2012	2013	2014	2015	2016		on reported	reported
Accident Year	Unaudited	Unaudited	Unaudited	Unaudited	Unaudited	Unaudited	Unaudited	Unaudited	Unaudited	2017	claims	claims
	(Millions)
2008	2.4	2.6	2.4	2.3	2.6	2.6	2.4	2.4	2.3	2.3	—	NA
2009		0.9	0.8	0.7	0.6	0.5	0.4	0.3	0.2	0.2	—	NA
2010			1.7	1.5	1.6	1.4	1.1	0.9	0.6	0.6	0.1	NA
2011				0.5	0.4	0.4	0.3	0.3	0.2	0.2	—	NA
2012					0.2	0.2	0.4	0.5	0.5	0.5	0.1	NA
2013						0.4	0.4	0.4	0.4	0.5	—	NA
2014							0.4	0.4	0.5	0.5	—	NA
2015								0.5	0.8	0.6	0.1	NA
2016									0.2	0.3	0.2	NA
2017										9.7	9.5	NA
									Total	15.4

Casualty

Cumulative paid losses and allocated loss adjustment expenses, net of reinsurance
	Year ended December 31,
	2008	2009	2010	2011	2012	2013	2014	2015	2016
Accident Year	Unaudited	Unaudited	Unaudited	Unaudited	Unaudited	Unaudited	Unaudited	Unaudited	Unaudited	2017
	(Millions)
2008	1.2	1.4	1.5	1.5	1.8	1.9	2.1	2.3	2.3	2.3
2009		0.1	0.1	0.1	0.1	0.1	0.1	0.2	0.2	0.2
2010			—	—	0.1	0.1	0.2	0.4	0.3	0.4
2011				—	—	0.1	0.1	0.2	0.2	0.2
2012					—	—	0.1	0.2	0.1	0.2
2013						0.1	0.1	0.2	0.3	0.4
2014							0.1	0.2	0.4	0.4
2015								0.2	0.4	0.4
2016									—	0.1
2017										—
									Total	4.6
	All outstanding liabilities before 2008, net of reinsurance									4.7
	Liabilities for loss and loss adjustment expenses, net of reinsurance									15.5

Casualty

Average annual percentage payout of incurred losses and allocated LAE by age, net of reinsurance
Years	1	2	3	4	5	6	7	8	9	10
	10.7%	13.9%	9.6%	7.4%	11.4%	9.0%	4.6%	6.9%	4.0%	0.0%

Runoff & Other

Incurred losses and allocated loss adjustment expenses, net of reinsurance
	Year ended December 31,										December 31, 2017
											Total IBNR
											liabilities
											plus
											expected	Cumulative
											development	number of
	2008	2009	2010	2011	2012	2013	2014	2015	2016		on reported	reported
Accident Year	Unaudited	Unaudited	Unaudited	Unaudited	Unaudited	Unaudited	Unaudited	Unaudited	Unaudited	2017	claims	claims
	(Millions)
2008	617.6	607.4	591.5	586.6	584.8	584.8	584.9	585.3	587.1	586.0	5.2	NA
2009		527.0	520.5	510.0	509.6	510.0	510.6	511.5	512.6	511.9	8.5	NA
2010			389.1	390.4	390.6	391.1	392.3	393.8	394.8	394.8	4.7	NA
2011				306.4	307.7	308.8	309.4	309.9	310.8	310.3	6.2	NA
2012					3.6	4.0	4.1	4.2	4.1	4.1	1.5	NA
2013						1.3	0.2	0.2	0.2	0.2	—	NA
2014							0.2	0.2	0.3	0.4	0.1	NA
2015								9.5	15.7	17.5	0.5	NA
2016									11.8	12.1	0.7	NA
2017										0.6	0.1	NA
									Total	1,837.9

Runoff & Other

Cumulative paid losses and allocated loss adjustment expenses, net of reinsurance
	Year ended December 31,
	2008	2009	2010	2011	2012	2013	2014	2015	2016
Accident Year	Unaudited	Unaudited	Unaudited	Unaudited	Unaudited	Unaudited	Unaudited	Unaudited	Unaudited	2017
	(Millions)
2008	329.9	452.1	497.1	543.6	551.6	558.7	563.2	567.6	571.7	576.6
2009		289.1	402.5	480.3	483.8	488.3	492.1	495.1	496.5	499.0
2010			225.7	370.4	372.7	376.8	380.0	383.6	385.5	387.4
2011				291.8	293.8	296.1	297.8	299.5	301.6	303.1
2012					0.3	1.3	1.8	2.2	2.4	2.4
2013						0.7	0.1	0.1	0.1	0.1
2014							—	—	0.1	0.2
2015								5.2	10.0	15.3
2016									6.2	10.1
2017										0.4
									Total	1,794.6
	All outstanding liabilities before 2008, net of reinsurance									461.9
	Liabilities for loss and loss adjustment expenses, net of reinsurance									505.2

Runoff & Other

Average annual percentage payout of incurred losses and allocated LAE by age, net of reinsurance
Years	1	2	3	4	5	6	7	8	9	10
	62.5%	21.3%	7.3%	3.1%	1.0%	0.9%	0.6%	0.5%	0.6%	0.8%